UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23579

Flat Rock Core Income Fund

(Exact name of registrant as specified in charter)

680 S Cache Street, Suite 100, P.O. Box 7403, Jackson, WY 83001

(Address of principal executive offices) (Zip code)

Robert K. Grunewald

Chief Executive Officer

680 S Cache Street, Suite 100

P.O. Box 7403

Jackson, WY 83001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (307) 500-5200

Copy to:

Owen J. Pinkerton, Esq.

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

(202) 383-0262

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management

TriplePoint Private Venture Credit Inc.	n/a	n/a	4/27/2023	To elect Cynthia M. Fornelli as a Class I director to serve until the 2026 annual meeting of the Company’s stockholders and until her successor is elected and qualifies	Issuer	Yes	For	With
TriplePoint Private Venture Credit Inc.	n/a	n/a	4/27/2023	To ratify the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Flat Rock Core Income Fund

By:	/s/ Robert K. Grunewald
Robert K. Grunewald
President and Chief Executive Officer (Principal Executive Officer)

Date:	August 15, 2023